EMPLOYEE BENEFITS & SHARE-BASED COMPENSATION PLANS (Details 2) - Stock option - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stock Option Awards
Outstanding	396,438	396,443
Granted	0	12,170
Forfeited	0	(9,740)
Exercised	0	(2,435)
Outstanding	396,438	396,438
Outstanding and expected to vest	396,438	396,438
Vested and Exercisable	151,272	151,272
Unrecognized compensation cost	$ 1,136,000	$ 1,233,000
Weighted average remaining recognition period (years)	2 years 9 months 4 days	3 years 4 days
Weighted Average Exercise Price
Outstanding	$ 17.89	$ 17.61
Granted	0.00	27.2
Forfeited	0.00	17.4
Exercised	0.00	17.4
Outstanding	17.89	17.89
Outstanding and expected to vest	17.89	17.89
Vested and Exercisable	$ 17.50	$ 17.5
Weighted Average Remaining Contractual Term (years)
Outstanding	7 years 9 months 4 days	8 years
Outstanding and expected to vest	7 years 9 months 4 days	8 years
Vested and Exercisable	7 years 7 months 28 days	7 years 10 months 24 days
Aggregate Intrinsic Value
Outstanding	$ 1,888,000	$ 1,503,000
Outstanding and expected to vest	1,888,000	1,503,000
Vested and Exercisable	$ 632,000	$ 632,000